Loans (Tables)	12 Months Ended
Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Schedule of net loans
	2016	2015
	(In Thousands)
Real estate loans:
Secured by one- to four-family residences	$188,573	$177,037
Secured by multi-family residences	5,103	5,146
Construction	6,134	1,251
Commercial real estate	8,440	3,522
Home equity lines of credit	16,797	14,523
Commercial & industrial	1,947	853
Other loans	75	61

Total Loans	227,069	202,393

Net deferred loan origination costs	113	248
Allowance for loan losses	(990)	(811)

Net Loans	$226,192	$201,830

Schedule of changes in the allowance for loan losses
	Secured by 1-4 family residential	Secured by multi- family residential	Construction	Commercial	Home Equity Lines of Credit	Commercial & Industrial	Other/ Unallocated	Total
(In Thousands)
At December 31, 2016
Beginning Balance	$524	$39	$6	$35	$101	$11	$95	$811
Charge Offs	-	-	-	-	-	-	(1)	(1)
Recoveries	-	-	-	-	-	-	-	-
Provisions	60	(1)	25	49	11	17	19	180
Ending Balance (1)	$584	$38	$31	$84	$112	$28	$113	$990

At December 31, 2015
Beginning Balance	$448	$29	$6	$14	$87	$1	$68	$653
Charge Offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	-	-	-
Provisions	76	10	-	21	14	10	27	158
Ending Balance (1)	$524	$39	$6	$35	$101	$11	$95	$811

(1)All Loans are collectively evaluated for impairment.

Schedule of risk category of loans by class
	Pass	Special Mention	Substandard	Doubtful	Total
2016	(In Thousands)
One- to four-family residential	$187,079	$ -	$1,494	$ -	$188,573
Multi-family residential	5,103	-	-	-	5,103
Construction	6,134	-	-	-	6,134
Commercial real estate	8,440	-	-	-	8,440
Home equity lines of credit	16,498	-	299	-	16,797
Commercial & industrial	1,900	-	47	-	1,947
Other loans	75	-	-	-	75
Total	$225,229	$ -	$1,840	$ -	$227,069

2015
One- to four-family residential	$175,885	$ -	$1,152	$ -	$177,037
Multi-family residential	5,146	-	-	-	5,146
Construction	1,251	-	-	-	1,251
Commercial real estate	3,522	-	-	-	3,522
Home equity lines of credit	14,223	-	300	-	14,523
Commercial & industrial	853	-	-	-	853
Other loans	60	-	-	1	61
Total	$200,940	$ -	$1,452	$ 1	$202,393

Schedule of age of the loan delinquencies by type and by amount past due
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
2016
Real estate loans:
One- to four-family residential	$89	$-	$-	$89	$188,484	$188,573
Multi-family residential	-	-	-	-	5,103	5,103
Construction	-	-	-	-	6,134	6,134
Commercial	-	-	-	-	8,440	8,440
Home equity lines of credit	-	-	-	-	16,797	16,797
Commercial & industrial	47	-	-	47	1,900	1,947
Other loans	-	-	-	-	75	75
Total	$136	$-	$-	$136	$226,933	$227,069

2015
Real estate loans:
One- to four-family residential	$118	$-	$63	$181	$176,856	$177,037
Multi-family residential	-	-	-	-	5,146	5,146
Construction	-	-	-	-	1,251	1,251
Commercial	-	-	-	-	3,522	3,522
Home equity lines of credit	-	-	18	18	14,505	14,523
Commercial & industrial	-	-	-	-	853	853
Other loans	9	-	1	10	51	61
Total	$127	$-	$82	$209	$202,184	$202,393